Certain Risks and Concentration	12 Months Ended
Dec. 31, 2016
Certain Risks and Concentration [Abstract]
Certain Risks and Concentration

3.  Certain Risks and Concentration

(a) Major customers

A significant portion of the Group’s MVAS is generated through and from CMCC, which is also a related party as CMCC is a shareholder of Phoenix TV. CMCC is a major mobile network operator in the PRC. It provides billing, collection and transmission services related to the paid services offered by most of the wireless service and content providers in the PRC. The revenues generated through and from CMCC for the years ended December 31, 2014, 2015 and 2016 were RMB320.4 million, RMB309.3 million and RMB154.6 million (US$22.3 million), respectively, which accounted for 19.6%, 19.2% and 10.7% of the respective years’ total revenues.

The amounts due from CMCC as of December 31, 2015 and 2016 were RMB58.3 million and RMB48.8 million (US$7.0 million), respectively, which is included on the consolidated balance sheets as ‘‘Amounts due from related parties’’. Except for CMCC and an advertising agent, there is no other customer with revenues or receivables over 10% of total revenues or total accounts receivable, net and due from related parties, respectively.

(b) Credit risk

The Group’s credit risk arises from cash and cash equivalents, term deposits, short term investments and restricted cash as well as credit exposures to receivables due from its customers, related parties and other parties.

The Group expects that there is no significant credit risk associated with cash and cash equivalents, term deposits, short term investments and restricted cash for short-term bank loans which were held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries, VIEs and the subsidiaries of the VIEs are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.

As of December 31, 2016, the Group had an unsecured short-term loan granted to Particle recorded as convertible loans due from a related party of RMB104.4 million (US$15.0 million) and another unsecured short-term loan granted to Particle recorded in amounts due from related parties of RMB47.8 million (US$6.9 million).

The Group has no significant concentrations of credit risk with respect to its customers, related parties and other parties, except for CMCC, Particle and the advertising agent as discussed above. The Group assesses the credit quality of and sets credit limits on its customers by taking into account their financial position, the availability of guarantee from third parties, their credit history and other factors such as current market conditions.

(c) Currency convertibility risk

The Group’s operating transactions and its assets and liabilities are mainly denominated in RMB. RMB is not freely convertible into foreign currencies. The value of the RMB is subject to changes by the central government policies and to international economic and political developments. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by PBOC. Remittances in currencies other than RMB by the Group in the PRC must be processed through PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

(d) PRC regulations

The Group is exposed to certain macro-economic and regulatory risks and uncertainties in the Chinese market. These uncertainties affect the ability of the Group to provide online advertising, mobile and Internet related services through Contractual Arrangements in the PRC since these industries remains highly regulated. The Chinese government may issue from time to time new laws or new interpretations on existing laws to regulate these industries. Regulatory risk also encompasses the interpretation by the tax authorities of current tax laws, the status of properties leased for the Group’s operations and the Group’s legal structure and scope of operations in the PRC, which could be subject to further restrictions resulting in limitations on the Group’s ability to conduct business in the PRC. The PRC government may also require the Group to restructure its operations entirely if it finds that its Contractual Arrangements do not comply with applicable laws and regulations. It is unclear how a restructuring could impact the Group’s business and operating results, as the PRC government has not yet found any such Contractual Arrangements to be in noncompliance. However, any such restructuring may cause significant disruption to the Group’s business operations.

(e) Investments risk

The Group has made and may undertake in the future investments in subsidiaries, affiliates and other business alliance partners in various Internet-related businesses. It is uncertain whether the Group will receive the expected benefits from these investments, due to any adverse regulatory changes, worsening of economic conditions, increased competition or other factors that may negatively affect the related business activities. Some of the businesses the Group has invested in are subject to intensive regulation. For example, one of the Group’s investees had suspended all of its online lottery ticket distribution businesses and had not generated any revenue since March 2015 in response to the Notice related to Self-Inspection and Self-Remedy of Unauthorized Online Lottery Sales, or the Self-Inspection Notice, which was jointly promulgated by the Ministry of Finance, the Ministry of Civil Affairs and the General Administration of Sports of the People’s Republic of China. Any such adverse regulatory change may have a material adverse impact on the business and financial performance of the subsidiaries, affiliates and other business alliance partners. Furthermore, unanticipated costs and liabilities may be incurred in connection with those business strategies, including liabilities from the claims related to the businesses prior to the business alliances, and cost from actions by regulatory authorities.